UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 1999
Institutional Investment Manager Filing this Report:
	Name:	GW Capital, Inc.
	Address:	10900 N.E. Eighth Street, Suite 235
		Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is tru, correct and complete, and that it is understood that all reuqired items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:		Guy Watanabe
Title:		President
Phone:		425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington		April 7, 1999

Report Type:
[X]	13F Holdings Report
[   ]	13F Notice
[   ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

<PAGE

FORM 13F INFORMATION TABLE
			VALUE	SHARES	VOTING AUTHORITY
NAME OF ISSUER	TITLE/CLASS	CUSIP	(x$1000)	PRN AMT	SOLE	SHRD	NONE
-----------------------------------	----------------------	-------------	-----------	-------------	-------	-------	---------
AMERICAN FIN. GROUP	COM	025932104	598	17000		0	0	17000
AMERUS LIFE 7.00% ACE	PFD CONV	030734206	243	10000		10000	0	0
BECKMAN COULTER INC.	COM	075811109	443	10000		0	0	10000
BELCO OIL & GAS 6.5%	PFD CONV	077410207	583	37000		37000	0	0
COLE NATIONAL CORP.	COM	193290103	3595	197000		74000	0	123000
COMPLETE MGMT.	COM	20452C104	4	85000		85000	0	0
DISC GRAPHICS INC.	COM	254590102	642	130000		130000	0	0
DORCHESTER HUGOTON	UNIT LTD PART	258205202	466	46000		46000	0	0
DURA PHARMACEUTICALS	COM	26632S109	494	35000		0	0	35000
ELDER-BEERMAN STORES	COM	284470101	587	68000		0	0	68000
FIRST MIDWEST BANCORP	COM	320867104	1102	29000		0	0	29000
FREMONT GENERAL CORP	COM	357288109	4861	255000		80000	0	175000
GULF CANADA	COM	402181305	1384	515000		265000	0	250000
IMCO RECYCLING INC.	COM	449681105	4558	354000		159000	0	195000
KINDER MORGAN ENGY. PTNRS.	UNIT LTD PART	494550106	606	17500		17500	0	0
LOUISIANA PACIFIC CORP.	COM	546347105	4656	250000		121000	0	129000
MAXXIM MEDICAL	COM	57777G105	5077	269000		94000	0	175000
MEDCO RESEARCH	COM	584059109	10054	386700		162000	0	224700
MEDPARTNERS INC.	COM	58503X107	713	150000		150000	0	0
MENTOR CORP.	COM	587188103	2328	158500		91500	0	67000
NEWMONT MINING CORP.	COM	651639106	1470	84000		49000	0	35000
NORTHWEST PIPE CO.	COM	667746101	3341	202500		30500	0	172000
NUEVO ENERGY CO.	COM	670509108	2788	206500		150500	0	156000
OREGON STEEL MILLS	COM	686079104	2334	223600		77600	0	146000
PATINA OIL & GAS	COM	703224105	3076	769000		269000	0	500000
POTLATCH CORP.	COM	737628107	4914	144800		55800	0	89000
RANGE RESOURCES	COM	75281A109	1428	408000		138000	0	270000
READERS DIGEST	COM	755267101	1855	59000		0	0	59000
READERS DIGEST 8.25% TRACE	PFD CONV	755271202	4311	135500		103500	0	32000
ST. PAUL BANCORP	COM	792848103	4472	206500		87500	0	119000
SUN HEALTHCARE GROUP	COM	866933104	42	41500		41500	0	0
TEXAS INDUSTIRIES INC.	COM	882491103	496	20000		0	0	20000
THE SPORTS AUTHORITY	COM	849176102	2208	302000		137000	0	165000
TRANSWORLD HEALTHCARE	COM	894081108	750	255500		153000	0	102500
VET. CNTRS. OF AMERICA	COM	925514101	4393	311000		113000	0	198000